Matthews Pacific Tiger FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.8%
	Shares	Value
China/Hong Kong: 37.9%
Tencent Holdings, Ltd.	663,000	$56,493,966
Alibaba Group Holding, Ltd.	1,781,500	39,841,673
DiDi Global, Inc. ADR[b]	2,452,182	15,252,572
Zhejiang Sanhua Intelligent Controls Co., Ltd. A Shares	1,968,300	13,413,623
Hongfa Technology Co., Ltd. A Shares	3,301,436	12,247,525
Hong Kong Exchanges & Clearing, Ltd.	215,700	12,245,409
Ping An Insurance Group Co. of China, Ltd. H Shares	1,741,000	11,844,179
China Merchants Bank Co., Ltd. H Shares	1,868,000	11,179,935
AIA Group, Ltd.	1,143,200	10,956,390
WuXi AppTec Co., Ltd. H Shares[c,d]	692,400	10,593,823
Trip.com Group, Ltd.	108,200	8,205,624
New China Life Insurance Co., Ltd. H Shares	1,352,500	8,010,359
PDD Holdings, Inc. ADR[b]	60,331	7,973,948
Swire Properties, Ltd.	2,714,200	7,724,942
China Resources Land, Ltd.	1,839,000	7,167,492
GF Securities Co., Ltd. H Shares	2,393,800	6,234,531
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[b]	1,516,000	5,618,581
China Merchants Bank Co., Ltd. A Shares	909,247	5,163,400
Sungrow Power Supply Co., Ltd. A Shares	193,685	4,415,237
Kuaishou Technology[c,d]	391,400	4,233,328
J&T Global Express, Ltd.[b]	3,065,200	3,846,508
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	109,900	3,797,905
Midea Group Co., Ltd. A Shares	356,400	3,639,633
KE Holdings, Inc. A Shares	519,300	3,384,972
Meituan Class Bb,c,d	229,100	3,060,494
China Tower Corp., Ltd. H Shares[c,d]	1,681,000	2,478,028
Kweichow Moutai Co., Ltd. A Shares	9,100	1,846,918
BYD Co., Ltd. H Shares	130,500	1,844,575
Total China/Hong Kong		282,715,570

Taiwan: 20.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,059,000	89,438,486
Delta Electronics, Inc.	652,000	18,366,909
MediaTek, Inc.	163,000	7,069,269
E Ink Holdings, Inc.	760,000	6,038,104
ASMedia Technology, Inc.	113,000	5,531,055
Accton Technology Corp.	159,000	5,498,412
Cathay Financial Holding Co., Ltd.	2,501,000	5,402,534
Hon Hai Precision Industry Co., Ltd.	668,000	4,769,616
Quanta Computer, Inc.	385,000	3,687,973
Alchip Technologies, Ltd.	27,000	3,101,628
Elite Material Co., Ltd.	38,000	1,537,907
Total Taiwan		150,441,893

India: 16.6%
Eternal, Ltd.[b]	4,881,998	17,922,478
Hindustan Unilever, Ltd.	519,351	14,710,361
Bharti Airtel, Ltd.	684,419	14,475,113
ICICI Bank, Ltd.	886,404	13,433,673
HDFC Bank, Ltd.	1,178,282	12,627,302
Mahindra & Mahindra, Ltd.	252,822	9,757,572
TVS Motor Co., Ltd.	188,869	7,314,434
Cummins India, Ltd.	124,233	5,497,644
Infosys, Ltd.	309,224	5,029,369

	Shares	Value
MakeMyTrip, Ltd.[b]	43,513	$4,072,817
HDFC Asset Management Co., Ltd.[c,d]	58,073	3,617,937
Sun Pharmaceutical Industries, Ltd.	197,390	3,553,388
Dixon Technologies India, Ltd.[d]	19,160	3,521,580
State Bank of India	266,718	2,618,296
Metropolis Healthcare, Ltd.[b,c,d]	113,265	2,605,771
Cholamandalam Investment and Finance Co., Ltd.	129,505	2,346,706
360 ONE WAM, Ltd.	60,488	696,808
Total India		123,801,249

South Korea: 13.8%
Samsung Electronics Co., Ltd.	610,698	36,611,545
SK Hynix, Inc.	56,829	14,087,795
KB Financial Group, Inc.	162,554	13,416,540
NAVER Corp.	49,544	9,506,832
HD Hyundai Heavy Industries Co., Ltd.	17,084	6,275,008
Classys, Inc.	166,172	5,991,641
Samsung C&T Corp.	40,690	5,358,349
Samsung Biologics Co., Ltd.[b,c,d]	7,264	5,176,677
LG Chem, Ltd.	18,039	3,581,082
Hyundai Motor Co.	17,903	2,744,593
Total South Korea		102,750,062

Singapore: 4.6%
DBS Group Holdings, Ltd.	336,600	13,348,818
Sea, Ltd. ADR[b]	67,004	11,975,625
Grab Holdings, Ltd. Class Ab	1,510,412	9,092,680
Total Singapore		34,417,123

Thailand: 1.8%
Central Pattana Public Co., Ltd.	7,775,500	13,447,434
Total Thailand		13,447,434

Malaysia: 1.6%
CIMB Group Holdings BHD	3,946,400	6,895,727
Telekom Malaysia BHD	2,756,200	4,639,927
Total Malaysia		11,535,654

Philippines: 0.9%
Bank of the Philippine Islands	3,430,290	6,778,064
Total Philippines		6,778,064

Indonesia: 0.7%
PT Bank Central Asia Tbk	11,157,400	5,109,648
Total Indonesia		5,109,648

Vietnam: 0.7%
Asia Commercial Bank JSC	4,638,985	4,466,722
FPT Corp.	174,320	614,016
Total Vietnam		5,080,738

TOTAL COMMON EQUITIES		736,077,435
(Cost $578,597,674)
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Matthews Pacific Tiger FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[b,e]	765,196	$90,491
Total India		90,491

TOTAL PREFERRED EQUITIES		90,491
(Cost $0)

Total Investments: 98.8%		736,167,926
(Cost $578,597,674)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		9,156,285
Net Assets: 100.0%		$745,324,211

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $31,766,058, which is 4.26% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $90,491 and 0.01% of net assets.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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